NATURE OF OPERATIONS AND GOING CONCERN	12 Months Ended
Jun. 30, 2022
NATURE OF OPERATIONS AND GOING CONCERN
NATURE OF OPERATIONS AND GOING CONCERN

1. NATURE OF OPERATIONS AND GOING CONCERN

CordovaCann Corp. (the “Company” or “CordovaCann” or “Cordova”) is headquartered in Toronto, Canada and specializes in identifying, funding, developing and managing operations throughout the cannabis value chain. The Company takes a holistic approach to working with its partners throughout North America to build a network of cannabis operations on its multi-jurisdictional platform. CordovaCann owns operations in the United States in Oregon and Washington and has built a chain of cannabis retail stores in Canada with locations in Ontario, Manitoba, Alberta and British Columbia. On January 3, 2018, the Company changed its name from LiveReel Media Corporation to CordovaCann Corp. The Company’s principal address is 217 Queen Street West, Suite 401, Toronto, Ontario, M5V 0R2.

The Company’s common shares currently trade on the Canadian Securities Exchange under the symbol “CDVA” and in the United States on the OTCQB under the symbol “LVRLF”.

These consolidated financial statements of the Company have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as promulgated by the International Accounting Standards Board (“IASB”) on a going concern basis which presumes the realization of assets and discharge of liabilities in the normal course of business for the foreseeable future. There is substantial doubt about the Company’s ability to continue as a going concern as the Company incurred a comprehensive loss of $4,031,268 (June 30, 2021 - $4,667,040) during the year ended June 30, 2022 and has a total accumulated deficit of $33,512,137 (June 30, 2021 - $29,453,390) as at June 30, 2022. The Company’s ability to continue as a going concern is dependent upon its ability to access sufficient capital until it has profitable operations and it raises a material concern. To this point, all operational activities and overhead costs have been funded through equity issuances, debt issuances and related party advances.

The Company believes that continued funding from equity and debt issuances will provide sufficient cash flow for it to continue as a going concern in its present form until its operations become profitable and cash flow positive, however, there can be no assurances that the Company will achieve this. These consolidated financial statements do not include any adjustments related to the recoverability and classification of recorded asset amounts or the amount and classification of liabilities or any other adjustments that might be necessary should the Company be unable to continue as a going concern.